Guarantee deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current asset:
Credit letters deposits	$ 216,534	$ 138,207
Aircraft maintenance deposits paid to lessors (Note 1j)	7,493	7,056
Other guarantee deposits	2,020	1,428
Deposits for rental of flight equipment	1,164	1,145
Total current guarantee deposits	227,211	147,836
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	375,263	409,997
Deposits for rental of flight equipment	46,232	48,125
Other guarantee deposits	4,698	3,874
Total non-current guarantee deposits	426,193	461,996
Total guarantee deposits	$ 653,404	$ 609,832